RELATED PARTY TRANSACTIONS	12 Months Ended
Nov. 30, 2021
RELATED PARTY TRANSACTIONS

24.  RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include the Company’s executive officers and Board of Director members.

In November 2020, the Company signed employment agreements with two directors of the Company. The agreements require total payments of CAD$17,500 each per month. Included in the agreements is a provision for 12 months written notice or salary paid in lieu of notice upon termination without just cause. In April 2021, one of the agreements was terminated and replaced with a consulting agreement with the same terms.

In January 2021, the Company signed an employment agreement with the new CEO of the Company. The agreement requires payments of CAD$20,000 per month. Included in the agreement is: (1) a provision for three months written notice or salary paid in lieu of notice upon termination without just cause and (2) a provision to increase the base salary to CAD$30,000 per month, retroactive to January 1, 2021, upon the Company raising US$5 million in funding (achieved).

Accounts payable and accrued liabilities at November 30, 2021 includes $275,486 (2020 - $20,901) owing to directors, officers, and a former director for unpaid directors fees, salaries, consulting fees, expense reimbursements, and loan interest.

In April 2020, a director converted his debenture of $500,000 and the associated accrued interest of $10,576 into 340,384 units of the Company (Note 19).

During the year ended November 30, 2021, the Company recorded interest income of $nil (2020 - $316; 2019 - $6,122) relating to a loan due from Waterproof which was repaid in full in during the year ended November 30, 2020 (Note 6).

During the year ended November 30, 2021, the Company incurred rent, included in other general and admin expenses, of $26,407 (2020 - $nil ; 2019 - $nil ) to a company with a director in common.

During the year ended November 30, 2021, the Company recorded revenue of $331,756 (2020 - $nil ; 2019 - $nil ) to a company with a director in common with IndieFlix. As at November 30, 2021, the Company had a receivable of $308,631 from this company.

During the year ended November 30, 2021, the Company recorded royalties, included in cost of sales, of $239,970 (2020 - $nil ; 2019 - $nil ) to three LLC’s for which IndieFlix acts as a manager and received royalty income of $9,241 (2020 - $nil ) from one of these LLCs. Additionally, as at November 30, 2021, the Company had a payable of $184,627 to one of these LLC’s for unpaid royalties and a receivable of $91,222 from two of these LLC’s for recoupment of costs incurred on their behalves.

The following is a summary of key management personnel compensation:

	For the year ended November 30,
	2021	2020	2019
	$	$	$
Management and directors salaries and fees	688,979	463,251	421,071
Management and directors salaries and fees in discontinued operations	-	19,000	26,000
Share-based compensation	1,290,308	1,195,333	676,184
Interest expense	-	-	3,880
key management personnel compensation	1,979,287	1,677,584	1,127,135